INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes expenses consists of the following:
	Year ended
	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Current	6,991	589	2,707
Deferred	6,739	1,273	1,755

	13,730	1,862	4,462

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

	September 30,
	2012	2013
	RMB	RMB

Non-current deferred tax assets:
Net operating loss carry forward	33,265	19,117
Impairment on inventory	5,772	10,946
Others	6,929	8,755

Non-current deferred income tax assets	45,966	38,818
Valuation allowances	(44,211)	(38,818)

Net non-current deferred income tax assets	1,755	-

Summary of Operating Loss Carryforwards [Table Text Block]
The expiration period of unused tax losses is as follows:

	Year ended
	September 30,
	2012	2013
	RMB	RMB

Calendar year ending,
2013	15,747	12,836
2014	-	-
2015	10,997	10,997
2016	54,491	15,141
2017	77,399	24,807
2018	-	14,067

	158,634	77,848

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2011	2012	2013
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(550)	218	(30)
Effect of different tax jurisdiction	307	(156)	10
Permanent book-tax difference	403	1,757	(4)
Change in valuation allowance	998	(2,078)	76
Utilization of tax loss previously not recognized	-	-	(43)
Under/(Over) provision in prior year	256	32	(2)

Effective income tax rate	1,439	(202)	32